Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

9. Fair Value of Financial Instruments

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.

The Company’s management used the following methods and assumptions to estimate the fair value of its financial instruments:

Level 1	—	Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.
Level 2	—

Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3	—	Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The carrying amounts of the Company’s financial assets and financial liabilities are considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company does not measure assets at fair value on a recurring basis.

Liabilities measured at fair value on a recurring basis as of December 31, 2023 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of December 31, 2023	Level 1	Level 2	Level 3
Private Warrants	$378	$—	$—	$378
Working Capital Warrants	42	—	—	42
Forward Purchase Derivative Liability	15,804	—	—	15,804
PIPE Warrants	25,339	—	—	25,339
Total	$41,563	$—	$—	$41,563

In addition to items that are measured at fair value on a recurring basis, the Company also has liabilities that are measured at fair value on a nonrecurring basis. As these liabilities are not measured at fair value on a recurring basis, they are not included in the tables above. Liabilities that are measured at fair value on a nonrecurring basis as of December 31, 2023 include the Senior Convertible Notes. The valuation of the Senior Convertible Notes was $8.5 million as of December 31, 2023. The Senior Convertible Notes were determined to be in-scope of ASC 470, Debt. Accordingly, this instrument will not be measured at fair value on a recurring basis as the fair value measurement of this instrument was for purposes of the relative fair value allocation described below as the Senior Convertible Notes were issued together with the SPA Warrants.

Legacy Convertible Notes

The following table presents a reconciliation of the Legacy Convertible Notes (in thousands):

	2019 Convertible Notes	2019 Related Party Convertible Notes	2023 Convertible Notes	2023 Related Party Convertible Notes	Total
Balance as of December 31, 2021	$11,219	$259	$—	$—	$11,478
Change in fair value	173	4	—	—	177
Balance as of December 31, 2022	11,392	263	—	—	11,655
Issuance	—	—	6,090	125	6,215
Change in fair value	1,083	13	(52)	(1)	1,043
Conversion and settlement	(12,475)	(276)	(6,038)	(124)	(18,913)
Balance as of December 31, 2023	$—	$—	$—	$—	$—

The Company historically determined the carrying amount of the Legacy Convertible Notes using a scenario-based analysis that estimates the fair value of the Legacy Convertible Notes based on the probability-weighted present value of expected future investment returns by measuring the fair value of similar debt instruments that do not have the conversion feature. If no similar debt instrument existed, fair value was estimated by using assumptions that market participants would use in pricing a debt instrument, including market interest rates, credit standing, yield curves and volatilities.

The following unobservable assumptions were used in determining the fair value of the Legacy Convertible Notes as of December 31, 2022:

Probability of conversion	—
Probability of holding until maturity without conversion	—
Remaining term until potential conversion trigger date (years)	0
Discount yield(1)	20.0%

____________

(1)      Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

The fair value of Legacy Convertible Notes immediately prior to their conversion at Closing was based upon the fair value of the 2,278,598 shares of the Company’s common stock issued upon their conversion totaling $18.9 million, at a per share value of $8.30 based upon the fair value of the Company’s common stock at Closing, which was the conversion date.

Senior Convertible Notes

The Senior Convertible Notes were recognized at Closing on September 29, 2023. Additionally, as described above in Note 6, Convertible Notes, the Senior Convertible Notes are not measured at fair value on a recurring basis. As such, a reconciliation of the Senior Convertible Notes is not presented.

The Company determined the stand-alone fair value of the Senior Convertible Notes using a binomial lattice model, which generates a distribution of stock prices over the term of the note, calculates the associated payoff for the note, and discounts the probability-weighted values from the lattice back to the valuation date. The fair value was estimated by using assumptions that market participants would use in pricing a convertible debt instrument, including market interest rates, credit rating, yield curves, and volatilities.

The following unobservable assumptions were used in determining the fair value of the Senior Convertible Notes at Closing:

Credit spread(1)	12.1%
Equity volatility	45.0%

____________

(1)      Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

As of December 31, 2023, the Company determined the fair value of the Senior Convertible Notes was $8.5 million.

The following unobservable assumptions were used in determining the fair value of the Senior Convertible Notes at December 31, 2023:

Credit spread(1)	12.7%
Equity volatility	45.0%

____________

(1)      Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

Private Warrants and Working Capital Warrants

The Private Warrants and Working Capital Warrants were recognized at Closing on September 29, 2023. The fair value as of Closing was $1.8 million and $0.2 million, respectively. As of December 31, 2023, the fair value was $0.4 million and less than $0.1 million respectively.

The following table presents a reconciliation of the Private Warrants and Working Capital Warrants (in thousands):

	Private Warrants	Working Capital Warrants	Total
Balance as of December 31, 2022	$—	$—	$—
Recognition in connection with Business Combination	1,841	204	2,045
Change in fair value	(1,464)	(162)	(1,626)
Balance as of December 31, 2023	$377	$42	$419

The terms of the Private Warrants and Working Capital Warrants are identical. Accordingly, the methodology and assumptions used to value these instruments is identical.

The fair value of the Private Warrants and Working Capital Warrants were measured using a Black-Scholes model. The estimated fair value of the Private Warrants and Working Capital Warrants was determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Private Warrants and Working Capital Warrants based on implied volatility from the Company’s traded Private Warrants and Working Capital Warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the Private Warrants and Working Capital Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Private Warrants and Working Capital Warrants. The expected life of the Private Warrants and Working Capital Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following unobservable assumptions were used in determining the fair value of the Private Warrants and Working Capital Warrants at Closing:

Private Warrants’ volatility	9.6%
Dividend yield (per share)	—

The following unobservable assumptions were used in determining the fair value of the Private Warrants and Working Capital Warrants as of December 31, 2023:

Private Warrants’ volatility	35.3%
Dividend yield (per share)	—

PIPE Warrants

The PIPE Warrants were recognized at Closing on September 29, 2023. The fair value as of December 31, 2023 was $25.3 million.

The following table presents a reconciliation of the PIPE Warrants (in thousands):

PIPE Warrants
Balance as of December 31, 2022	$—
Issuance	10,210
Change in fair value	15,129
Balance as of December 31, 2023	$25,339

The fair value of the PIPE Warrants was measured using its respective transaction price of $10.2 million for 10,209,994 PIPE Warrants at a purchase price of $1.00 per warrant at Closing.

As of December 31, 2023 the fair value of the PIPE Warrants was $25.3 million. The fair value of the PIPE Warrants was valued using level three inputs and was estimated using a Monte Carlo simulation approach. The Company’s common share price was assumed to follow a Geometric Brownian Motion over a period from the Valuation Date to the Expiration Date. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. For each simulation path, the Test Price and Reset Price were calculated based on the daily stock price during the measurement period. On each Reset Date, the downside protection condition was assessed to see if it was met by comparing the Test Price with the downside protection threshold price. The value of each tranche of warrants was then computed, factoring in any downside protection shares and downside protection cash, if applicable. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the PIPE Warrants. The change in fair value of the PIPE Warrants was primarily attributable to select features of the Warrant Subscription Agreements, including strike price resets and downside protection which results in increased value as the Company’s stock price declines and stock price volatility increases.

The following unobservable assumptions were used in determining the fair value of the PIPE Warrants at December 31, 2023:

Credit spread	12.7%
Equity volatility	100.0%

 Forward Purchase Derivative Liability

The forward purchase derivative liability was recognized at Closing on September 29, 2023. The fair value as of December 31, 2023 was $15.8 million.

The following table presents a reconciliation of the Forward Purchase Derivative Liability (in thousands):

Forward Purchase Derivative Liability
Forward purchase derivative liability at Close	$20,201
Change in fair value in connection with the loss on amendment of forward purchase contract	(14,181)
Change in fair value of forward purchase derivative liability	9,784
Balance as of December 31, 2023	$15,804

The fair value of the forward purchase derivative liability was estimated using a Monte Carlo simulation approach. The Company’s common share price was simulated with daily time steps for a range of various possible scenarios. The breadth of all possible scenarios was captured in an estimate of volatility, based on comparable companies’ historical equity volatilities, considering differences in their capital structure. The simulated prices were compared against the settlement adjustment features of the Forward Purchase Agreements. Under each simulated scenario of future stock price, the Company calculated the value of the forward purchase derivative liability arrangement. The average value across this range of possible scenarios, discounted to present using the risk-free rate, was used as the fair value of the forward purchase derivative liability.

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at Closing:

Dividend yield	0.0%
Equity volatility	105.0%

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability immediately before and after modification at December 26, 2023:

Dividend yield	0.0%
Equity volatility	125.0%

The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at December 31, 2023:

Dividend yield	0.0%
Equity volatility	115.0%

Relative Fair Values

The Senior Convertible Notes were issued together with the SPA Warrants. Each instrument was recorded at its fair value, limited to a relative fair value based upon the percentage of its fair value to the total fair value based on the transaction price of the Securities Purchase Agreement of $10.0 million at Closing on September 29, 2023. The relative fair value of the SPA Warrants was treated as a discount to the Senior Convertible Notes, which will be amortized to interest expense over the term of the Senior Convertible Notes.

The stand-alone fair value at initial recognition for the Senior Convertible Notes and SPA Warrants was $12.9 million and $0.4 million, respectively. The stand-alone fair value of the Senior Convertible Notes and SPA Warrants was $8.5 million and $0.1 million as of December 31, 2023. The relative fair value at initial recognition and as of December 31, 2023 for the Senior Convertible Notes and SPA Warrants was $9.7 million and $0.3 million, respectively.